Shareholder Report $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Completion Fund Series
Entity Central Index Key	0002020645
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Capital Group Core Bond Completion Fund - CBCFX
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond Completion Fund
Class Name	Capital Group Core Bond Completion Fund
Trading Symbol	CBCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from September 13, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGCBCF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGCBCF-M
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CBCFX	$ 0 *	0.00% †
*
Based on operations for the period from September 13, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s

shares lost 2.54% for the period from September 13, 2024 to December 31, 2024. That result compares with a 3.51% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGCBCF-M
.
What factors influenced results
Since the fund’s inception, the U.S. Federal Reserve (Fed) lowered its policy rate three times. The Fed cut rates by 50 basis points in September, followed by 25 basis point cuts in November and December. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. This upward trend in longer term yields primarily reflected the bond market’s anticipation of stronger U.S. economic growth and higher future inflation expectations.
Consistent with its investment objective, the fund’s managers sought to provide as high a level of current income as is consistent with preservation of capital. To that end, a plurality of the fund’s assets is invested in high-quality corporate bonds, with additional holdings in mortgage-backed and asset-backed securities. The fund also has small positions in both U.S. Treasuries and high-yield (rated below BBB) securities.
As an investor in Capital Group’s Core Bond Separately Managed Account (SMA), you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for the strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA’s results as a whole.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
Capital Group Core Bond Completion Fund 2	(2.54) %
Bloomberg U.S. Aggregate Index 3	(3.51) %
1
The fund began investment operations on September 13, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 13, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 29
Total number of portfolio holdings	203
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	27%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .

[1]	Based on operations for the period from September 13, 2024 to December 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.